Note 16 - Income Tax (Details) - Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 End Of Report [Member]	Dec. 31, 2013 Begining of Report [Member]
Income Tax Contingency [Line Items]
Balance,	$ 7,914		$ 7,602	$ 8,020
Increases based on tax positions related to the current period	384	1,093
Increases for tax positions of prior periods	562
Reduction for lapses in applicable statutes of limitations	(840)	(781)
Balance,	$ 8,020	$ 7,914	$ 7,602	$ 8,020